Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

18.            Fair Value Measurements

The fair values of cash and cash equivalents, accounts receivable and accrued revenues, and accounts payable and accrued liabilities approximate their carrying amount due to the short-term maturity of those instruments except for the amounts associated with share units issued as part of the Split Transaction, as disclosed below.  The fair value of cash in reserve approximates its carrying amount due to the nature of the instruments held.  Fair value information related to pension plan assets is included in Note 17.

Recurring fair value measurements are performed for risk management assets and liabilities and for share units resulting from the Split Transaction, which are discussed further in Notes 19 and 17, respectively.  These items are carried at fair value in the Consolidated Balance Sheet and are classified within the three levels of the fair value hierarchy in the following tables.  There have been no transfers between the hierarchy levels during the period.

As at December 31, 2012	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (5)	Carrying Amount

Risk Management
Risk Management Assets (1)	$2	$617	$-	$619	$(29)	$590
Risk Management Liabilities (1)	-	32	12	44	(29)	15

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (2)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (3)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (4)	-	-	36	36	-	36

As at December 31, 2011	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (5)	Carrying Amount

Risk Management
Risk Management Assets (1)	$1	$2,124	$18	$2,143	$(96)	$2,047
Risk Management Liabilities (1)	-	103	-	103	(96)	7

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (2)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (3)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (4)	-	-	83	83	-	83

(1)Including current portion.

(2)Receivable from Cenovus.

(3)Payable to Cenovus employees.

(4)Payable to Cenovus.

(5)  Netting to offset derivative assets and liabilities with the same counterparty, which are presented within the fair value hierarchy on a gross basis, even where the legal right of offset exists.

The Company’s Level 1 and Level 2 risk management assets and liabilities consist of commodity fixed price contracts and basis swaps with terms to 2016.  The fair values of these contracts are based on a market approach and are estimated using inputs which are either directly or indirectly observable at the reporting date, such as exchange and other published prices, broker quotes and observable trading activity.

Level 3 Fair Value Measurements

The Company’s Level 3 risk management assets and liabilities consist of natural gas options and power purchase contracts and with terms to 2013 and 2017, respectively.  The fair values of both the natural gas options and the power purchase contracts are based on an income approach and are modeled internally using observable and unobservable inputs such as natural gas price volatilities and forward power prices in less active markets.  The unobservable inputs are obtained from third parties whenever possible and reviewed by the Company for reasonableness.

Amounts related to risk management assets and liabilities are recognized in revenues and transportation and processing expense according to their purpose.  Amounts related to share units resulting from the Split Transaction are recognized in operating expense, administrative expense and capitalized within property, plant and equipment as described in Note 17.

A summary of changes in Level 3 fair value measurements during 2012 and 2011 is presented below:

	Risk Management		Share Units Resulting from Split Transaction
	2012	2011	2012	2011

Balance, Beginning of Year	$18	$(7)	$(83)	$(120)
Total gains (losses)	(18)	23	4	(32)
Purchases, issuances and settlements
Purchases	-	-	-	-
Settlements	(12)	2	43	69
Transfers in and out of Level 3	-	-	-	-
Balance, End of Year	$(12)	$18	$(36)	$(83)

Change in unrealized gains (losses) related to assets and liabilities held at end of year	$(21)	$22	$(7)	$(5)

Quantitative information about unobservable inputs used in Level 3 fair value measurements is presented below:

	Valuation Technique	Unobservable Input	2012	2011

Risk Management - Natural Gas Options	Option Model	Price Volatility	0.3% - 28.3%	-

Risk Management - Power	Discounted Cash Flow	Forward prices ($/Megawatt Hour)	$48.25 - $57.97	$71.50 - $77.55

Share Units Resulting from the Split Transaction	Option Model	Cenovus share unit volatility	30.18%	32.48%

A  five percentage point increase or decrease in natural gas price volatility would cause no decrease or increase (2011 – nil)  to net risk management assets. A 10 percent increase or decrease in estimated forward power prices would cause a corresponding $6 million (2011 – $6 million) increase or decrease to net risk management assets.    A  five percentage point increase or decrease in Cenovus share unit estimated volatility would cause a corresponding $2 million (2011 – $6 million) increase or decrease to accounts payable and accrued liabilities.